Related Party Transactions	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Related Party Transactions

Note 19. Related Party Transactions

The transactions with related parties are as follows:

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$
Short-term Loan from Grandlodge Capital Pty Ltd
Grandlodge Capital Pty Ltd (Grandlodge) is an entity part-owned and operated by Immuron Directors Peter and Stephen Anastasiou. Mr David Plush is also an owner of Grandlodge, and its associated entities.

On 1 December 2015, 6 June 2016 and 9 May 2017, Immuron executed a short-term funding agreement with Grandlodge for a principle amount of $1,000,000 (interest rate 13%), $750,000 (interest rate 15%) and $500,000 (interest rate 15%) respectively.

The short-term funding is a cash advance against the anticipated refund Immuron will receive from the Australian Taxation Office under the Research and Development Income Tax Concession Incentive for the Company’s eligible R&D expenditure incurred for financial year of 2015, 2016 and 2017.

Loan from December 2016, June 2016 and May 2017, plus applicable fees and interest, was repaid to Grandlodge on 10 February 2016, 2 December 2016 and 23 June 2017, respectively. Interest expense was approximately $57,000 and $31,000 for the years ended 30 June 2017 and 2016, respectively. In addition, the Company incurred approximately $35,000 of loan fees for the year ended 30 June 2016.
Total paid by the Company to Grandlodge Pty Ltd during the year:	—	1,329,007	1,043,863
At year end the Company owed Grandlodge Pty Ltd:	—	—	772,397

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$
Service rendered by Grandlodge Pty Ltd to Immuron Ltd:
Grandlodge, and its associated entities, are marketing, warehousing and distribution logistics companies.

Commencing on 1 June 2013, Grandlodge to provide warehousing, distribution and invoicing services for Immuron’s products for $70,000 per annum. These fees will be payable in new fully paid ordinary shares in Immuron Limited at a set price of $0.16 per share representing Immuron Limited’s share price at the commencement of the agreement.

The shares to be issued to Grandlodge, or its associated entities, as compensation in lieu of cash payment for the services rendered under this agreement have been subject to the approval of Immuron shareholders at Company shareholder meetings held over the past 18 months.

Grandlodge will also be reimbursed in cash for all reasonable costs and expenses incurred in accordance with their scope of works under the agreement, unless both parties agree to an alternative method of payment.

The agreement is cancellable by either party upon providing the other party with 30 days written notice of the termination of the agreement.

Service fees paid to Grandlodge Pty Ltd during the year through the issue of equity:	140,000	—	87,500
Total paid by the Company to Grandlodge Pty Ltd during the year:	—	—	87,500
At year end the Company owed Grandlodge Pty Ltd:	35,000	105,000	35,000

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$
Premises rental services received from Wattle Laboratories Pty Ltd to Immuron Limited:
Wattle Laboratories Pty Ltd (Wattle) is an entity part-owned and operated by Immuron Directors Peter and Stephen Anastasiou.

Commencing on 1 January 2016, Immuron executed a Lease Agreement with Wattle whereby Immuron will lease part of their Blackburn office facilities for Immuron’s operations at rental rate of $38,940 per annum, payable in monthly instalments. The rental agreement is subject to annual rental increases, and effective 1 January 2017, the annual rent was increased to $39,525.

The lease is for a 3 year term with an additional 3 year option period.

The lease is cancellable by either party upon 6 months written notice of termination of the agreement.

Rental fees paid to Wattle Laboratories Pty Ltd during the year through the issue of equity:
Total paid by the Company to Wattle Laboratories Pty Ltd during the year:	33,020	35,792	19,470
At year end the Company owed Wattle Laboratories Pty Ltd:	—	—	21,417

	30 June 2018 AUD$	30 June 2017 AUD$
Service rendered by Great Accommodation Pty Ltd to Immuron Ltd:
During the current financial year, the Company entered into a short-term loan arrangement with Great Accommodation Pty Ltd to fund on going R&D expenditure, for an amount of AUD $500,000 at an interest rate of 15% per annum and a AUD $15,000 establishment fee. The loan was repaid on 12 February 2018.
Total paid by the Company to Great Accommodation Pty Ltd during the year:	520,342	—
At year end the Company owed Great Accommodation Pty Ltd:	—	—